Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2025
Land use rights, net
Schedule of land use rights, net
Land use rights, net consist of the following:

	As of December 31,
	2024	2025
	(RMB in millions)
Land use rights	40,650	41,715
Less: accumulated amortization and impairment	(3,817)	(4,837)

Net carrying amount	36,833	36,878

Schedule of amortization expenses related to the land use rights for future periods
As of December 31, 2025, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2026	2027	2028	2029	2030	2031 and thereafter
	(RMB in millions)
Amortization expenses	969	969	969	969	969	32,033